Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
Discontinued Operations
On December 31, 2011, we agreed to terminate our relationship with PT XL Axiata Tbk (“XL”), at XL's request. The termination followed negotiations relating to the continued business relationship among us and XL and XL's indication that it wished to exit its relationship with us. Several agreements pursuant to which we provided XL with mobile data and related services in Indonesia were terminated. In connection with this termination and as a result of the review of our strategic path, we also decided to increase our focus on our mobile marketing and advertising and enterprise business and re-evaluate our international carrier business. As part of this process, we decided to exit our business in India and the Asia Pacific region. The decision to exit the business in India and the Asia Pacific region was based on the resources and costs associated with these operations, the intensified competition in the region and our decision to streamline our operations and focus on our mobile marketing and advertising and enterprise business, while at the same time recommitting some of our resources to our North American carrier operations. In connection with this exit, we have terminated all of our employees and closed down our offices in Singapore, Malaysia, Indonesia and India and our data center in India. Other costs include associated legal, accounting and tax costs. Substantially all exit costs are expected to be incurred as cash expenditures.

Additionally, as a part of our new strategic path and a reduction in the actual and anticipated performance of the subsidiaries, we decided to sell our subsidiaries located in France and the Netherlands. The France subsidiary was acquired in 2011 as a part of our business combination with Adenyo. The Netherlands subsidiary was acquired as a part of our business combination with Infospace in 2007. We completed the sale of the France and Netherlands subsidiaries in May 2012. The costs associated with the sale of these subsidiaries are minimal and no significant gain or loss is expected.

All of the operations related to India, the Asia Pacific region, our France subsidiary and our Netherlands subsidiary are reported as discontinued operations in the consolidated financial statements. The assets and liabilities related to our France subsidiary and our Netherlands subsidiary are reported as assets and liabilities held for sale in the consolidated balance sheets. We have presented the prior year assets and liabilities related to the France and Netherlands subsidiaries as held for sale to provide comparability between the periods presented.

Discontinued operations presented in the consolidated statement of operations for the year ended December 31, 2011 are as follows:

	Year Ended December 31, 2011
	France Subsidiary	Netherlands Subsidiary	India and the Asia Pacific Region	Total
Revenue	$4,175	$2,789	$16,940	$23,904
Operating loss	(14,695)	(424)	(24,045)	(39,164)
Pre-tax loss	(14,702)	(435)	(24,078)	(39,215)
Provision (Benefit) for taxes	(2,127)	—	1,329	(798)
Loss from discontinued operations	$(12,575)	$(435)	$(25,407)	$(38,417)

Discontinued operations presented in the consolidated statement of operations for the year ended December 31, 2010 are as follows:

	Year Ended December 31, 2010
	France Subsidiary	Netherlands Subsidiary	India and the Asia Pacific Region	Total
Revenue	$—	$3,068	$20,067	$23,135
Operating income (loss)	—	(996)	4,243	3,247
Pre-tax income (loss)	—	(1,006)	4,045	3,039
Provision for taxes	—	—	523	523
Net income (loss) from discontinued operations	$—	$(1,006)	$3,522	$2,516

Discontinued operations on the consolidated statement of operations for the year ended December 31, 2009 is as follows:

	Year Ended December 31, 2009
	France Subsidiary	Netherlands Subsidiary	India and the Asia Pacific Region	Total
Revenue	$—	$4,048	$—	$4,048
Operating loss	—	(657)	(288)	(945)
Pre-tax loss	—	(664)	(288)	(952)
Provision for taxes	—	—	—	—
Loss from discontinued operations	$—	$(664)	$(288)	$(952)

Assets and liabilities held for sale for the France and Netherlands subsidiaries on the consolidated balance sheets consist of the following:

	December 31, 2011	December 31, 2010
Assets held for sale:
Cash	$159	$—
Accounts receivable, net of allowance for doubtful accounts	2,864	710
Prepaid expenses and other current assets	339	107
Property and equipment, net	975	739
Goodwill	720	124
Other assets	149	—
Total assets held for sale	$5,206	$1,680

Liabilities held for sale:
Accounts payable and accrued expenses	$2,797	$512
Accrued compensation	756	185
Deferred revenue, current portion	257	—
Other current liabilities	464	53
Debt facilities	846	—
Total liabilities held for sale	$5,120	$750